EMPLOYEE BENEFIT OBLIGATIONS - Weighted Average Duration of Defined Benefit Pension Obligations and Distribution of Timing of Benefit Payments (Details) £ in Millions	12 Months Ended
Dec. 31, 2025 GBP (£)
Disclosure of defined benefit plans [line items]
Weighted average duration of the defined benefit obligation (years)	7 years 3 months 18 days
within 12 months
Disclosure of defined benefit plans [line items]
Expected benefit payments	£ 29
in 2027
Disclosure of defined benefit plans [line items]
Expected benefit payments	28
in 2028
Disclosure of defined benefit plans [line items]
Expected benefit payments	27
in 2029
Disclosure of defined benefit plans [line items]
Expected benefit payments	29
in 2030
Disclosure of defined benefit plans [line items]
Expected benefit payments	29
in the next five years
Disclosure of defined benefit plans [line items]
Expected benefit payments	£ 130
North America
Disclosure of defined benefit plans [line items]
Weighted average duration of the defined benefit obligation (years)	6 years 6 months
North America | within 12 months
Disclosure of defined benefit plans [line items]
Expected benefit payments	£ 17
North America | in 2027
Disclosure of defined benefit plans [line items]
Expected benefit payments	17
North America | in 2028
Disclosure of defined benefit plans [line items]
Expected benefit payments	15
North America | in 2029
Disclosure of defined benefit plans [line items]
Expected benefit payments	17
North America | in 2030
Disclosure of defined benefit plans [line items]
Expected benefit payments	16
North America | in the next five years
Disclosure of defined benefit plans [line items]
Expected benefit payments	£ 68
United Kingdom
Disclosure of defined benefit plans [line items]
Weighted average duration of the defined benefit obligation (years)	5 years 4 months 24 days
United Kingdom | within 12 months
Disclosure of defined benefit plans [line items]
Expected benefit payments	£ 1
United Kingdom | in 2027
Disclosure of defined benefit plans [line items]
Expected benefit payments	1
United Kingdom | in 2028
Disclosure of defined benefit plans [line items]
Expected benefit payments	1
United Kingdom | in 2029
Disclosure of defined benefit plans [line items]
Expected benefit payments	1
United Kingdom | in 2030
Disclosure of defined benefit plans [line items]
Expected benefit payments	0
United Kingdom | in the next five years
Disclosure of defined benefit plans [line items]
Expected benefit payments	£ 2
Western Continental Europe
Disclosure of defined benefit plans [line items]
Weighted average duration of the defined benefit obligation (years)	9 years 8 months 12 days
Western Continental Europe | within 12 months
Disclosure of defined benefit plans [line items]
Expected benefit payments	£ 6
Western Continental Europe | in 2027
Disclosure of defined benefit plans [line items]
Expected benefit payments	6
Western Continental Europe | in 2028
Disclosure of defined benefit plans [line items]
Expected benefit payments	7
Western Continental Europe | in 2029
Disclosure of defined benefit plans [line items]
Expected benefit payments	7
Western Continental Europe | in 2030
Disclosure of defined benefit plans [line items]
Expected benefit payments	7
Western Continental Europe | in the next five years
Disclosure of defined benefit plans [line items]
Expected benefit payments	£ 32
Other
Disclosure of defined benefit plans [line items]
Weighted average duration of the defined benefit obligation (years)	5 years 8 months 12 days
Other | within 12 months
Disclosure of defined benefit plans [line items]
Expected benefit payments	£ 5
Other | in 2027
Disclosure of defined benefit plans [line items]
Expected benefit payments	4
Other | in 2028
Disclosure of defined benefit plans [line items]
Expected benefit payments	5
Other | in 2029
Disclosure of defined benefit plans [line items]
Expected benefit payments	5
Other | in 2030
Disclosure of defined benefit plans [line items]
Expected benefit payments	6
Other | in the next five years
Disclosure of defined benefit plans [line items]
Expected benefit payments	£ 28